Distribution Date:	09/17/21	Benchmark 2018-B1 Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2018-B1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	10-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		General Contact	(302) 636-4140
Modified Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	26	Rating Agency	Standard & Poor's Ratings Services
Historical Bond / Collateral Loss Reconciliation Detail	27			(416) 202-6001
Interest Shortfall Detail - Collateral Level	28		130 King Street West, Suite 2750, | Toronto, ON M5X 1E5
Supplemental Notes	29	Rating Agency	Kroll Bond Rating Agency, Inc.
			general	(212) 702-0707
			805 Third Avenue, | New York, NY 10022
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street, | New York, NY 10004
		Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
			-
			, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08162PAS0	2.560000%	18,703,000.00	5,066,599.87	524,283.14	10,808.75	0.00	0.00	535,091.89	4,542,316.73	30.38%	30.00%
A-2	08162PAT8	3.571000%	157,629,000.00	157,629,000.00	0.00	469,077.63	0.00	0.00	469,077.63	157,629,000.00	30.38%	30.00%
A-3	08162PAU5	3.355000%	49,272,000.00	49,272,000.00	0.00	137,756.30	0.00	0.00	137,756.30	49,272,000.00	30.38%	30.00%
A-SB	08162PAV3	3.602000%	40,449,000.00	40,449,000.00	0.00	121,414.41	0.00	0.00	121,414.41	40,449,000.00	30.38%	30.00%
A-4	08162PAW1	3.402000%	135,000,000.00	135,000,000.00	0.00	382,725.00	0.00	0.00	382,725.00	135,000,000.00	30.38%	30.00%
A-5	08162PAX9	3.666000%	387,112,000.00	387,112,000.00	0.00	1,182,627.16	0.00	0.00	1,182,627.16	387,112,000.00	30.38%	30.00%
A-M	08162PAZ4	3.878000%	97,114,000.00	97,114,000.00	0.00	313,840.08	0.00	0.00	313,840.08	97,114,000.00	21.65%	21.38%
B	08162PBA8	4.059000%	47,853,000.00	47,853,000.00	0.00	161,862.77	0.00	0.00	161,862.77	47,853,000.00	17.34%	17.13%
C	08162PBB6	4.250531%	52,075,000.00	52,075,000.00	0.00	184,455.33	0.00	0.00	184,455.33	52,075,000.00	12.66%	12.50%
D	08162PAG6	2.750000%	60,520,000.00	60,520,000.00	0.00	138,691.67	0.00	0.00	138,691.67	60,520,000.00	7.22%	7.13%
E	08162PAJ0	3.000000%	25,334,000.00	25,334,000.00	0.00	63,335.00	0.00	0.00	63,335.00	25,334,000.00	4.94%	4.88%
F-RR	08162PAM3	4.250531%	14,074,000.00	14,074,000.00	0.00	49,851.64	0.00	0.00	49,851.64	14,074,000.00	3.67%	3.63%
G-RR*	08162PAP6	4.250531%	40,816,346.00	40,816,346.00	0.00	107,096.69	0.00	0.00	107,096.69	40,816,346.00	0.00%	0.00%
S	08162PBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162PAR2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	N/A	4.250531%	40,426,661.73	39,937,054.31	18,824.10	140,115.73	0.00	0.00	158,939.83	39,918,230.21	0.00%	0.00%
Interest
Regular SubTotal			1,166,378,007.73	1,152,252,000.18	543,107.24	3,463,658.16	0.00	0.00	4,006,765.40	1,151,708,892.94

Notional Certificates
X-A	08162PAY7	0.645958%	885,279,000.00	871,642,599.87	0.00	469,203.80	0.00	0.00	469,203.80	871,118,316.73
X-B	08162PAA9	0.191531%	47,853,000.00	47,853,000.00	0.00	7,637.77	0.00	0.00	7,637.77	47,853,000.00
X-D	08162PAC5	1.500531%	60,520,000.00	60,520,000.00	0.00	75,676.77	0.00	0.00	75,676.77	60,520,000.00
X-E	08162PAE1	1.250531%	25,334,000.00	25,334,000.00	0.00	26,400.79	0.00	0.00	26,400.79	25,334,000.00
Notional SubTotal			1,018,986,000.00	1,005,349,599.87	0.00	578,919.13	0.00	0.00	578,919.13	1,004,825,316.73

Deal Distribution Total					543,107.24	4,042,577.29	0.00	0.00	4,585,684.53

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162PAS0	270.89770999	28.03203443	0.57791531	0.00000000	0.00000000	0.00000000	0.00000000	28.60994974	242.86567556
A-2	08162PAT8	1,000.00000000	0.00000000	2.97583332	0.00000000	0.00000000	0.00000000	0.00000000	2.97583332	1,000.00000000
A-3	08162PAU5	1,000.00000000	0.00000000	2.79583333	0.00000000	0.00000000	0.00000000	0.00000000	2.79583333	1,000.00000000
A-SB	08162PAV3	1,000.00000000	0.00000000	3.00166654	0.00000000	0.00000000	0.00000000	0.00000000	3.00166654	1,000.00000000
A-4	08162PAW1	1,000.00000000	0.00000000	2.83500000	0.00000000	0.00000000	0.00000000	0.00000000	2.83500000	1,000.00000000
A-5	08162PAX9	1,000.00000000	0.00000000	3.05500000	0.00000000	0.00000000	0.00000000	0.00000000	3.05500000	1,000.00000000
A-M	08162PAZ4	1,000.00000000	0.00000000	3.23166670	0.00000000	0.00000000	0.00000000	0.00000000	3.23166670	1,000.00000000
B	08162PBA8	1,000.00000000	0.00000000	3.38249995	0.00000000	0.00000000	0.00000000	0.00000000	3.38249995	1,000.00000000
C	08162PBB6	1,000.00000000	0.00000000	3.54210907	0.00000000	0.00000000	0.00000000	0.00000000	3.54210907	1,000.00000000
D	08162PAG6	1,000.00000000	0.00000000	2.29166672	0.00000000	0.00000000	0.00000000	0.00000000	2.29166672	1,000.00000000
E	08162PAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	08162PAM3	1,000.00000000	0.00000000	3.54210885	0.00000000	0.00000000	0.00000000	0.00000000	3.54210885	1,000.00000000
G-RR	08162PAP6	1,000.00000000	0.00000000	2.62386765	0.91824143	4.24532073	0.00000000	0.00000000	2.62386765	1,000.00000000
S	08162PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162PAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	987.88899704	0.46563578	3.46592382	0.03328670	0.15389547	0.00000000	0.00000000	3.93155960	987.42336126

Notional Certificates
X-A	08162PAY7	984.59649429	0.00000000	0.53000670	0.00000000	0.00000000	0.00000000	0.00000000	0.53000670	984.00427066
X-B	08162PAA9	1,000.00000000	0.00000000	0.15960901	0.00000000	0.00000000	0.00000000	0.00000000	0.15960901	1,000.00000000
X-D	08162PAC5	1,000.00000000	0.00000000	1.25044233	0.00000000	0.00000000	0.00000000	0.00000000	1.25044233	1,000.00000000
X-E	08162PAE1	1,000.00000000	0.00000000	1.04210902	0.00000000	0.00000000	0.00000000	0.00000000	1.04210902	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	10,808.75	0.00	10,808.75	0.00	0.00	0.00	10,808.75	0.00
A-2	08/01/21 - 08/30/21	30	0.00	469,077.63	0.00	469,077.63	0.00	0.00	0.00	469,077.63	0.00
A-3	08/01/21 - 08/30/21	30	0.00	137,756.30	0.00	137,756.30	0.00	0.00	0.00	137,756.30	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	121,414.41	0.00	121,414.41	0.00	0.00	0.00	121,414.41	0.00
A-4	08/01/21 - 08/30/21	30	0.00	382,725.00	0.00	382,725.00	0.00	0.00	0.00	382,725.00	0.00
A-5	08/01/21 - 08/30/21	30	0.00	1,182,627.16	0.00	1,182,627.16	0.00	0.00	0.00	1,182,627.16	0.00
X-A	08/01/21 - 08/30/21	30	0.00	469,203.80	0.00	469,203.80	0.00	0.00	0.00	469,203.80	0.00
X-B	08/01/21 - 08/30/21	30	0.00	7,637.77	0.00	7,637.77	0.00	0.00	0.00	7,637.77	0.00
X-D	08/01/21 - 08/30/21	30	0.00	75,676.77	0.00	75,676.77	0.00	0.00	0.00	75,676.77	0.00
X-E	08/01/21 - 08/30/21	30	0.00	26,400.79	0.00	26,400.79	0.00	0.00	0.00	26,400.79	0.00
A-M	08/01/21 - 08/30/21	30	0.00	313,840.08	0.00	313,840.08	0.00	0.00	0.00	313,840.08	0.00
B	08/01/21 - 08/30/21	30	0.00	161,862.77	0.00	161,862.77	0.00	0.00	0.00	161,862.77	0.00
C	08/01/21 - 08/30/21	30	0.00	184,455.33	0.00	184,455.33	0.00	0.00	0.00	184,455.33	0.00
D	08/01/21 - 08/30/21	30	0.00	138,691.67	0.00	138,691.67	0.00	0.00	0.00	138,691.67	0.00
E	08/01/21 - 08/30/21	30	0.00	63,335.00	0.00	63,335.00	0.00	0.00	0.00	63,335.00	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	49,851.64	0.00	49,851.64	0.00	0.00	0.00	49,851.64	0.00
G-RR	08/01/21 - 08/30/21	30	135,799.22	144,575.95	0.00	144,575.95	37,479.26	0.00	0.00	107,096.69	173,278.48
VRR Interest	08/01/21 - 08/30/21	30	4,875.81	141,461.40	0.00	141,461.40	1,345.67	0.00	0.00	140,115.73	6,221.48
Totals			140,675.03	4,081,402.22	0.00	4,081,402.22	38,824.93	0.00	0.00	4,042,577.29	179,499.96

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	08162PBE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	4.250531%	671,520.89	181,913.47	18,824.10	644.36	0.00	0.00	19,468.46	163,089.37
V1-A2 (Cert)	08162PBF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	4.250531%	5,659,582.26	5,659,582.26	0.00	20,046.86	0.00	0.00	20,046.86	5,659,582.26
V1-A3 (Cert)	08162PBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	4.250531%	1,769,083.97	1,769,083.97	0.00	6,266.29	0.00	0.00	6,266.29	1,769,083.97
V1-ASB (Cert)	08162PBH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.250531%	1,452,299.02	1,452,299.02	0.00	5,144.20	0.00	0.00	5,144.20	1,452,299.02
V1-A4 (Cert)	08162PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.250531%	4,847,100.50	4,847,100.50	0.00	17,168.96	0.00	0.00	17,168.96	4,847,100.50
V1-A5 (Cert)	08162PBK6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.250531%	13,899,042.74	13,899,042.74	0.00	49,231.92	0.00	0.00	49,231.92	13,899,042.74
V1-AM (Cert)	08162PBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.250531%	3,486,824.58	3,486,824.58	0.00	12,350.71	0.00	0.00	12,350.71	3,486,824.58
V1-B (Cert)	08162PBM2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.250531%	1,718,135.56	1,718,135.56	0.00	6,085.82	0.00	0.00	6,085.82	1,718,135.56
V1-C (Cert)	08162PBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.250531%	1,869,724.14	1,869,724.14	0.00	6,622.77	0.00	0.00	6,622.77	1,869,724.14
V1-D (Cert)	08162PBP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.250531%	2,172,937.20	2,172,937.20	0.00	7,696.78	0.00	0.00	7,696.78	2,172,937.20
V1-E (Cert)	08162PBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.250531%	909,603.29	909,603.29	0.00	3,221.91	0.00	0.00	3,221.91	909,603.29
V1-F (Cert)	08162PBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.250531%	505,319.20	505,319.20	0.00	1,789.90	0.00	0.00	1,789.90	505,319.20
V1-G (Cert)	08162PBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.250531%	1,465,488.38	1,465,488.38	0.00	3,845.25	0.00	0.00	3,845.25	1,465,488.38
Regular Interest Total			40,426,661.73	39,937,054.31	18,824.10	140,115.73	0.00	0.00	158,939.83	39,918,230.21
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	08162PBE0	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	08162PBF7	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	08162PBG5	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	08162PBH3	N/A	1,452,299.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	08162PBJ9	N/A	4,847,100.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	08162PBK6	N/A	13,899,042.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	08162PBL4	N/A	3,486,824.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	08162PBM2	N/A	1,718,135.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	08162PBN0	N/A	1,869,724.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	08162PBP5	N/A	2,172,937.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	08162PBQ3	N/A	909,603.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	08162PBR1	N/A	505,319.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	08162PBS9	N/A	1,465,488.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	08162PBD2	4.250531%	40,426,661.73	39,937,054.31	18,824.10	140,115.73	0.00	0.00	158,939.83	39,918,230.21
Exchangeable Certificates Total			80,853,323.46	39,937,054.31	18,824.10	140,115.73	0.00	0.00	158,939.83	39,918,230.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 29

Additional Information
Total Available Distribution Amount (1)	4,585,684.53
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,099,001.44	Master Servicing Fee	9,309.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,663.30
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	496.11
ARD Interest	0.00	Operating Advisor Fee	1,840.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,099,001.44	Total Fees	17,599.24

Principal		Expenses/Reimbursements
Scheduled Principal	543,107.24	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	23,940.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,224.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	660.00
Total Principal Collected	543,107.24	Total Expenses/Reimbursements	38,824.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,042,577.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	543,107.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,585,684.53
Total Funds Collected	4,642,108.68	Total Funds Distributed	4,642,108.70

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,152,252,000.96	1,152,252,000.96	Beginning Certificate Balance	1,152,252,000.18
(-) Scheduled Principal Collections	543,107.24	543,107.24	(-) Principal Distributions	543,107.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,151,708,893.72	1,151,708,893.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,152,440,636.66	1,152,440,636.66	Ending Certificate Balance	1,151,708,892.94
Ending Actual Collateral Balance	1,151,946,282.90	1,151,946,282.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.25
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	11	54,449,360.16	4.73%	73	4.7949	1.840590	1.44 or less	14	235,758,063.19	20.47%	63	4.5539	0.313315
7,500,000 to 14,999,999	19	218,767,517.67	19.00%	65	4.5830	1.691358	1.45 to 1.49	2	29,223,239.96	2.54%	75	4.6473	1.490365
15,000,000 to 24,999,999	6	118,403,488.53	10.28%	75	4.2823	2.533379	1.50 to 1.74	9	170,517,694.58	14.81%	69	4.4396	1.671808
25,000,000 to 49,999,999	14	526,277,659.47	45.70%	62	3.9852	1.743316	1.75 to 1.99	7	70,806,641.32	6.15%	75	4.5215	1.878416
50,000,000 or greater	4	233,810,867.89	20.30%	60	3.8048	2.773850	2.00 to 2.49	10	305,247,441.44	26.50%	65	3.8826	2.256438
Totals	54	1,151,708,893.72	100.00%	64	4.1309	2.028480	2.50 to 3.49	7	202,193,156.67	17.56%	73	4.0274	2.777347
							3.50 and greater	5	137,962,656.56	11.98%	37	3.4180	3.989405
							Totals	54	1,151,708,893.72	100.00%	64	4.1309	2.028480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,237,240.91	0.11%	33	3.5628	3.657400	Pennsylvania	9	74,958,017.65	6.51%	73	4.2081	2.540354
Arizona	3	8,065,938.46	0.70%	63	3.7389	2.719194	South Carolina	2	478,957.94	0.04%	33	3.5628	3.657400
Arkansas	1	51,738.04	0.00%	69	4.4860	0.737200	Texas	32	73,168,737.39	6.35%	59	4.1401	1.733594
California	19	220,930,594.41	19.18%	59	3.8745	2.960756	Virginia	4	2,509,528.50	0.22%	40	3.7466	3.076142
Colorado	1	7,822,237.48	0.68%	75	5.1050	1.114600	Washington	3	2,842,333.05	0.25%	72	3.9649	1.994307
Connecticut	3	18,265,512.85	1.59%	67	4.0980	2.119299	Washington, DC	2	95,000,000.00	8.25%	47	3.4304	2.667332
Florida	8	32,903,999.19	2.86%	71	4.7696	1.930640	Wisconsin	5	10,268,881.32	0.89%	65	4.4033	1.921389
Georgia	1	10,187,613.33	0.88%	73	3.7700	2.464400	Wyoming	1	152,449.42	0.01%	69	4.4860	0.737200
Illinois	8	64,862,246.51	5.63%	74	4.6064	(1.079961)	Totals	173	1,151,708,893.72	100.00%	64	4.1309	2.028480
Indiana	8	19,375,333.45	1.68%	23	4.3149	2.220211
									Property Type³
Iowa	3	2,894,187.38	0.25%	65	4.4840	2.225473
Kentucky	2	6,253,353.89	0.54%	75	5.0527	1.359959		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	5,470,411.45	0.47%	73	5.3170	1.096700		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	5	29,954,705.24	2.60%	70	4.5914	2.033099	Industrial	27	40,534,883.37	3.52%	44	3.6213	3.320704
Massachusetts	1	50,000,000.00	4.34%	76	3.9000	2.021800	Lodging	80	173,041,620.44	15.02%	62	4.7150	0.219701
Michigan	7	48,826,814.93	4.24%	71	4.2482	1.864657	Mixed Use	6	202,716,417.64	17.60%	74	4.0618	2.316862
Minnesota	8	41,630,382.93	3.61%	72	4.6821	1.833610	Mobile Home Park	1	4,362,656.56	0.38%	75	4.5000	4.304600
Missouri	3	1,707,344.16	0.15%	33	3.5628	3.657400	Multi-Family	4	156,877,683.16	13.62%	53	3.7968	2.606968
Nevada	1	396,850.86	0.03%	33	3.5628	3.657400	Office	38	371,814,187.10	32.28%	66	3.8916	2.445532
New Jersey	5	84,655,811.22	7.35%	70	4.1827	2.252522	Retail	12	184,052,666.86	15.98%	64	4.4603	1.849446
New York	3	119,000,000.00	10.33%	73	3.8763	2.008063	Self Storage	5	18,308,778.69	1.59%	76	4.8281	1.509194
North Carolina	8	84,633,903.66	7.35%	51	4.5848	1.142849	Totals	173	1,151,708,893.72	100.00%	64	4.1309	2.028480
Ohio	9	32,435,158.64	2.82%	73	4.2899	2.047447
Oklahoma	3	441,005.48	0.04%	49	3.9822	2.330950
Oregon	1	327,604.08	0.03%	69	4.4860	0.737200

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 29

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
3.9999% or less	13	463,600,000.00	40.25%	57	3.6183	2.786419	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.0000% to 4.2499%	5	214,182,723.44	18.60%	74	4.1516	2.015508	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.2500% to 4.4999%	10	167,702,628.56	14.56%	72	4.3687	2.126416	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.5000% to 4.7499%	12	181,567,463.02	15.77%	59	4.6146	0.497858	37 months to 48 months	46	1,001,221,880.94	86.93%	67	4.1296	2.047614
4.7500% to 4.9999%	8	73,944,314.35	6.42%	75	4.8442	1.457359	49 months or greater	8	150,487,012.78	13.07%	48	4.1398	1.901177
5.0000% or greater	6	50,711,764.35	4.40%	59	5.1720	1.143401	Totals	54	1,151,708,893.72	100.00%	64	4.1309	2.028480
Totals	54	1,151,708,893.72	100.00%	64	4.1309	2.028480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 29

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
60 months or less	7	210,519,915.05	18.28%	19	3.6620	2.666837	Interest Only	20	685,317,500.00	59.50%	60	3.8566	2.142948
61 to 84 months	47	941,188,978.67	81.72%	74	4.2358	1.885696	299 months or less	7	73,217,844.61	6.36%	74	4.9446	1.487403
85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	27	393,173,549.11	34.14%	70	4.4576	1.929718
Totals	54	1,151,708,893.72	100.00%	64	4.1309	2.028480	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	54	1,151,708,893.72	100.00%	64	4.1309	2.028480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 13 of 29

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information	7	128,577,623.04	11.16%	74	3.8657	2.621424				None
12 months or less	44	970,372,063.49	84.25%	62	4.1306	1.985563
13 months to 24 months	2	23,276,337.86	2.02%	76	4.8368	0.896638
25 months or greater	1	29,482,869.33	2.56%	74	4.7410	1.748700
Totals	54	1,151,708,893.72	100.00%	64	4.1309	2.028480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	309630001	OF	Jersey City	NJ	Actual/360	4.14025%	249,550.00	0.00	0.00	N/A	11/01/27	--	70,000,000.00	70,000,000.00	09/01/21
2	309630002	MU	Santa Clarita	CA	Actual/360	4.18625%	203,266.75	79,889.48	0.00	N/A	12/06/27	--	56,390,757.37	56,310,867.89	09/06/21
3	309630003	MF	San Jose	CA	Actual/360	2.94125%	145,595.59	0.00	0.00	N/A	12/06/22	--	57,500,000.00	57,500,000.00	09/06/21
4	309101001	Various	Various	Various	Actual/360	3.77025%	113,623.61	0.00	0.00	N/A	10/01/27	--	35,000,000.00	35,000,000.00	09/01/21
4A	309101002				Actual/360	3.77025%	64,927.78	0.00	0.00	N/A	10/01/27	--	20,000,000.00	20,000,000.00	09/01/21
5	309071003	OF	New York	NY	Actual/360	3.60525%	93,117.35	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	09/06/21
5A	309071005				Actual/360	3.60525%	62,078.23	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	09/06/21
6	309630006	OF	Washington	DC	Actual/360	3.60025%	124,000.00	0.00	0.00	N/A	11/01/27	--	40,000,000.00	40,000,000.00	09/01/21
6A	309630106				Actual/360	3.60025%	31,000.00	0.00	0.00	N/A	11/01/27	--	10,000,000.00	10,000,000.00	09/01/21
7	309630007	MU	Chestnut Hill	MA	Actual/360	3.90025%	167,916.67	0.00	0.00	N/A	01/01/28	--	50,000,000.00	50,000,000.00	09/01/21
8	656120771	OF	Washington	DC	Actual/360	3.24225%	125,627.50	0.00	0.00	N/A	01/06/23	--	45,000,000.00	45,000,000.00	09/06/21
9	304101945	MF	Ann Arbor	MI	Actual/360	4.31525%	162,113.70	56,513.21	0.00	N/A	12/06/27	--	43,629,447.80	43,572,934.59	09/06/21
10	309630010	LO	Chicago	IL	Actual/360	4.59725%	174,175.22	0.00	0.00	N/A	11/01/27	--	44,000,000.00	44,000,000.00	09/01/21
11	656120744	MU	West Hollywood	CA	Actual/360	3.90025%	144,408.33	0.00	0.00	N/A	12/06/27	--	43,000,000.00	43,000,000.00	09/06/21
12	309630012	Various	Various	Various	Actual/360	3.56325%	129,162.48	0.00	0.00	N/A	06/05/24	--	42,100,000.00	42,100,000.00	09/05/21
13	309630013	RT	Whitehall	PA	Actual/360	4.05625%	136,866.65	65,006.10	0.00	N/A	11/01/27	--	39,186,861.65	39,121,855.55	09/01/21
14	656120741	LO	Rochester	MN	Actual/360	4.74125%	120,570.02	50,309.93	0.00	N/A	11/06/27	--	29,533,179.26	29,482,869.33	09/06/21
14A	656120743				Actual/360	4.74125%	40,190.01	16,769.98	0.00	N/A	11/06/27	--	9,844,393.02	9,827,623.04	09/06/21
15	309630015	MF	Midland	TX	Actual/360	3.99925%	123,969.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	09/06/21
16	309630016	MU	New York	NY	Actual/360	3.95025%	119,048.61	0.00	0.00	N/A	08/01/27	--	35,000,000.00	35,000,000.00	09/01/21
17	309630017	RT	New York	NY	Actual/360	4.20025%	122,966.67	0.00	0.00	12/06/27	12/06/29	--	34,000,000.00	34,000,000.00	12/06/20
18	309630018	LO	Charlotte	NC	Actual/360	4.53025%	117,025.00	0.00	0.00	N/A	06/01/22	--	30,000,000.00	30,000,000.00	09/01/21
19	309630019	RT	Monroeville	PA	Actual/360	4.34025%	52,321.11	0.00	0.00	N/A	10/06/27	--	14,000,000.00	14,000,000.00	09/06/21
19A	309630119				Actual/360	4.34025%	52,321.11	0.00	0.00	N/A	10/06/27	--	14,000,000.00	14,000,000.00	09/06/21
20	304101958	OF	Ventura	CA	Actual/360	4.42525%	84,591.25	0.00	0.00	N/A	01/06/28	--	22,200,000.00	22,200,000.00	09/06/21
21	656120750	OF	Raleigh	NC	Actual/360	4.33025%	78,955.20	0.00	0.00	N/A	12/06/27	--	21,175,500.00	21,175,500.00	09/06/21
22	309630022	MF	Hyattsville	MD	Actual/360	4.77525%	81,528.27	23,102.79	0.00	N/A	01/01/28	--	19,827,851.36	19,804,748.57	09/01/21
23	304101956	RT	Raleigh	NC	Actual/360	4.93025%	64,710.51	19,698.93	0.00	N/A	01/06/28	--	15,242,938.89	15,223,239.96	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
24	304101974	OF	Stamford	CT	Actual/360	4.21725%	53,560.49	0.00	0.00	N/A	12/06/27	--	14,750,000.00	14,750,000.00	09/06/21
25	309630025	RT	Weslaco	TX	Actual/360	5.09625%	61,133.10	18,796.35	0.00	N/A	12/01/22	--	13,931,176.25	13,912,379.90	09/01/21
26	309630026	LO	Various	Various	Actual/360	4.53025%	56,952.17	0.00	0.00	N/A	07/06/27	--	14,600,000.00	14,600,000.00	09/06/21
27	309630027	LO	Various	Various	Actual/360	4.48625%	55,307.71	0.00	0.00	N/A	06/01/27	--	14,317,500.00	14,317,500.00	09/01/21
28	309630028	OF	Palm Beach Gardens	FL	Actual/360	4.51025%	50,918.92	17,563.83	0.00	N/A	10/06/27	--	13,111,229.13	13,093,665.30	09/06/21
29	309630029	RT	Terre Haute	IN	Actual/360	4.65425%	50,172.03	18,439.55	0.00	N/A	12/01/22	--	12,519,185.92	12,500,746.37	09/01/21
30	309630030	OF	Dublin	OH	Actual/360	4.43025%	49,209.92	0.00	0.00	N/A	01/06/28	--	12,900,000.00	12,900,000.00	09/06/21
31	304101959	RT	Oak Park	IL	Actual/360	4.82025%	50,171.62	17,140.37	0.00	N/A	01/06/28	--	12,087,928.48	12,070,788.11	02/06/21
32	309630032	MU	San Diego	CA	Actual/360	4.85525%	46,904.73	13,814.69	0.00	N/A	12/06/27	--	11,219,364.44	11,205,549.75	05/06/21
33	309630033	RT	Montague	NJ	Actual/360	4.31025%	35,332.46	13,222.50	0.00	N/A	11/01/24	--	9,520,011.28	9,506,788.78	09/01/21
34	309630034	LO	Panama City Beach	FL	Actual/360	5.41625%	42,343.41	17,346.55	0.00	N/A	12/01/27	--	9,079,208.62	9,061,862.07	09/01/21
35	309630035	LO	Shelby	NC	Actual/360	5.02025%	37,906.96	17,798.42	0.00	N/A	12/01/27	--	8,769,119.96	8,751,321.54	06/01/21
36	309630036	OF	Grandview Heights	OH	Actual/360	4.36025%	33,194.42	11,462.30	0.00	N/A	10/06/27	--	8,841,367.49	8,829,905.19	09/06/21
37	309630037	LO	Glenwood Springs	CO	Actual/360	5.10525%	34,432.71	10,548.97	0.00	N/A	12/01/27	--	7,832,786.45	7,822,237.48	09/01/21
38	304101951	RT	Appleton	WI	Actual/360	4.68025%	30,741.92	11,118.68	0.00	N/A	01/06/28	--	7,628,268.82	7,617,150.14	09/06/21
39	656120772	OF	Various	Various	Actual/360	4.61225%	28,994.69	0.00	0.00	N/A	07/06/27	--	7,300,000.00	7,300,000.00	09/06/21
40	656120773	MU	Oakland	CA	Actual/360	4.49025%	27,838.00	0.00	0.00	N/A	09/06/27	--	7,200,000.00	7,200,000.00	09/06/21
41	309630041	SS	Louisville	KY	Actual/360	5.07825%	26,226.82	12,067.51	0.00	N/A	12/01/27	--	5,997,824.01	5,985,756.50	09/01/21
42	309630042	LO	Chalmette	LA	Actual/360	5.41625%	24,196.23	9,912.32	0.00	N/A	12/01/27	--	5,188,119.18	5,178,206.86	09/01/21
43	656120753	RT	Concord	NC	Actual/360	4.91025%	20,888.28	10,194.30	0.00	N/A	12/06/27	--	4,940,399.57	4,930,205.27	09/06/21
44	304101946	SS	Miami	FL	Actual/360	4.70025%	19,848.76	7,120.41	0.00	N/A	01/06/28	--	4,904,293.32	4,897,172.91	09/06/21
45	656120756	MH	Sun City	CA	Actual/360	4.50025%	16,930.98	6,629.89	0.00	N/A	12/06/27	--	4,369,286.45	4,362,656.56	09/06/21
46	407004702	RT	Callahan	FL	Actual/360	4.87025%	15,882.28	5,538.36	0.00	N/A	06/06/27	--	3,787,256.01	3,781,717.65	09/06/21
47	304101953	SS	Various	PA	Actual/360	4.63025%	15,510.25	4,681.47	0.00	N/A	01/06/28	--	3,890,260.84	3,885,579.37	09/06/21
48	304101947	SS	Frankfort	IL	Actual/360	4.80025%	14,650.09	4,106.70	0.00	N/A	01/06/28	--	3,544,376.61	3,540,269.91	09/06/21
49	407004713	RT	Ontario	CA	Actual/360	4.83625%	14,125.87	4,313.65	0.00	N/A	07/06/27	--	3,392,108.78	3,387,795.13	09/06/21
Totals							4,099,001.44	543,107.24	0.00				1,152,252,000.96	1,151,708,893.72
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,333,903.87	3,187,933.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,326,995.81	2,324,586.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	28,339,475.00	6,422,874.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	37,335,466.62	18,943,151.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	71,764,480.73	43,652,812.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,670,490.00	2,338,788.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,845,044.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,366,376.40	2,297,163.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(6,358,669.49)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,633,324.26	1,266,982.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	52,874,483.00	12,832,319.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	19,682,731.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	16,647,645.00	14,577,992.00	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,162,144.27	527,174.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,071,354.00	3,591,081.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,568,647.00	1,346,390.49	01/01/20	09/30/20	09/13/21	1,734,609.53	6,266.04	116,317.09	1,079,306.75	343,805.71	0.00
18	(134,825.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,354,220.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,715,784.78	1,389,097.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,777,343.68	1,383,338.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,381,821.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,378,215.48	782,254.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,584,239.14	267,155.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,127,357.00	3,080,321.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	24,051,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,521,150.64	785,879.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,516,058.40	730,933.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,582,789.27	684,255.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	883,170.00	187,017.00	01/01/20	03/31/20	09/13/21	4,262,672.98	17,674.11	49,501.52	453,152.35	269,284.17	0.00
32	708,000.00	354,457.00	01/01/20	06/30/20	--	0.00	0.00	60,592.86	242,685.65	0.00	0.00
33	1,260,770.29	860,821.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,181,512.31	1,804,788.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	374,400.00	29,795.00	01/01/21	03/31/21	--	0.00	0.00	55,606.46	167,003.86	36,349.78	0.00
36	1,217,535.72	552,284.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	439,644.95	701,501.21	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	723,600.60	361,800.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	722,255.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	711,236.52	336,112.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	639,132.79	326,520.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	347,404.54	438,581.78	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	588,922.17	154,902.12	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	261,133.00	80,558.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,170,648.77	630,447.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	467,741.01	282,545.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	468,229.85	258,215.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	339,350.96	194,258.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	351,230.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	337,975,512.68	129,967,092.54				5,997,282.51	23,940.15	282,017.93	1,942,148.61	649,439.66	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	1	8,751,321.54	3	57,276,337.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130939%	4.098870%	64
08/17/21	1	8,769,119.96	1	11,219,364.44	2	46,087,928.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131154%	4.099081%	65
07/16/21	1	11,233,121.61	0	0.00	3	54,891,839.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131368%	4.099291%	66
06/17/21	0	0.00	0	0.00	3	54,929,323.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131601%	4.099518%	67
05/17/21	0	0.00	1	12,140,535.50	3	54,085,242.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131813%	4.099726%	68
04/16/21	0	0.00	0	0.00	4	66,278,062.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132043%	4.099951%	69
03/17/21	0	0.00	0	0.00	4	66,325,763.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132252%	4.100157%	70
02/18/21	0	0.00	1	12,197,369.93	3	54,189,027.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132518%	4.100418%	71
01/15/21	0	0.00	0	0.00	4	66,433,643.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132725%	4.100621%	72
12/17/20	0	0.00	0	0.00	4	66,480,690.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132915%	4.100806%	73
11/18/20	0	0.00	3	55,181,826.00	1	11,350,111.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133111%	4.100996%	74
10/19/20	2	42,950,192.88	1	11,363,324.08	1	12,265,054.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133257%	4.110411%	75
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	309630017	12/06/20	8	6	116,317.09	1,079,306.75	365,657.01	34,000,000.00	11/12/20	13
31	304101959	02/06/21	6	6	49,501.52	453,152.35	357,528.84	12,197,369.93	06/19/20	13
32	309630032	05/06/21	3	3	60,592.86	242,685.65	165.00	11,261,968.72	10/14/20	13
35	309630035	06/01/21	2	2	55,606.46	167,003.86	53,471.74	8,805,709.94	11/04/20	13
Totals					282,017.93	1,942,148.61	776,822.59	66,265,048.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		30,000,000	30,000,000	0		0
13 - 24 Months		128,913,126	128,913,126	0		0
25 - 36 Months		42,100,000	42,100,000	0		0
37 - 48 Months		9,506,789	9,506,789	0		0
49 - 60 Months		0	0	0		0
> 60 Months		941,188,979	875,161,319	66,027,659		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,151,708,894	1,085,681,234	0	8,751,322	57,276,338	0
Aug-21	1,152,252,001	1,086,175,588	8,769,120	11,219,364	46,087,928	0
Jul-21	1,152,792,971	1,086,668,010	11,233,122	0	54,891,840	0
Jun-21	1,153,378,570	1,098,449,246	0	0	54,929,323	0
May-21	1,153,915,106	1,087,689,328	0	12,140,536	54,085,243	0
Apr-21	1,154,496,431	1,088,218,369	0	0	66,278,062	0
Mar-21	1,155,028,569	1,088,702,806	0	0	66,325,763	0
Feb-21	1,155,699,768	1,089,313,370	0	12,197,370	54,189,028	0
Jan-21	1,156,227,169	1,089,793,526	0	0	66,433,643	0
Dec-20	1,156,721,704	1,090,241,014	0	0	66,480,690	0
Nov-20	1,157,198,092	1,090,666,155	0	55,181,826	11,350,111	0
Oct-20	1,157,569,964	1,090,991,393	42,950,193	11,363,324	12,265,054	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	309630017	34,000,000.00	34,000,000.00	34,500,000.00	05/19/21	1,798,463.21	1.23870	09/30/20	12/06/29	I/O
31	304101959	12,070,788.11	12,197,369.93	11,750,000.00	08/25/20	752,178.26	0.92610	03/31/20	01/06/28	315
32	309630032	11,205,549.75	11,261,968.72	20,060,000.00	11/01/17	712,809.13	0.97290	06/30/20	12/06/27	315
35	309630035	8,751,321.54	8,805,709.94	10,300,000.00	01/06/21	120,835.28	0.17820	03/31/21	12/01/27	254
Totals		66,027,659.40	66,265,048.59	76,610,000.00		3,384,285.88

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
17	309630017	RT	NY	11/12/20	13

Loan originally transferred to Midland, as Special Servicer, on 11/12/20 due to Delinquent Payments as Borrower failed to make the payment due for 9/6/20. Notice of Default was sent on 12/7/20. Loan was accelerated on 7/23/21. Collateral consists of a ground floor retail condominium unit within the property known as the Atrium Condominium located in the Greenwich Village neighborhood of New York City. The Atrium Condominium is an 11-story building containing 196 residential units built in 1910 with the retail portion containing 27,541 NRSF. Local counsel has been retained to file for foreclosure and/or receivership, if necessary. The State of New York has imposed a moratorium on foreclosure actions through 8/31/21. Upon the moratorium being lifted, Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

31	304101959	RT	IL	06/19/20	13
Loan transferred to SS 7/14/2020 due to delinquent payments. Collateral is 63K of retail in Oak Park, IL. Dual tracking foreclosure with workout alternatives.

32	309630032	MU	CA	10/14/20	13
Loan initially became SS for delinquent payments on 10/14/2020.

35	309630035	LO	NC	11/04/20	13
Loan initially became SS for delinquent payments on 11/4/2020.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	309630032	11,391,106.65	4.85503%	11,391,106.65	4.85503%	10	06/16/20	04/06/20	08/11/20
34	309630034	9,290,575.95	5.41603%	9,290,575.95	5.41603%	10	07/28/20	06/01/20	09/11/20
35	309630035	8,985,244.69	5.02003%	8,985,244.69	5.02003%	10	06/18/20	06/01/20	08/11/20
37	309630037	7,963,447.81	5.10503%	7,963,447.81	5.10503%	10	06/09/20	04/01/20	08/11/20
42	309630042	5,308,900.51	5.41603%	5,308,900.51	5.41603%	10	07/28/20	06/01/20	09/11/20
Totals		42,939,275.61		42,939,275.61
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	7,319.44	0.00	0.00	6,266.04	0.00	0.00	0.00	0.00	165.00	0.00
31	0.00	0.00	2,602.26	0.00	0.00	17,674.11	0.00	0.00	0.00	0.00	165.00	0.00
32	0.00	0.00	2,415.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	165.00	0.00
35	0.00	0.00	1,887.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	165.00	0.00
Total	0.00	0.00	14,224.78	0.00	0.00	23,940.15	0.00	0.00	0.00	0.00	660.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 38,824.93

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29